Subsequent Event	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Event
(21)	Subsequent Event

In January 2014, the Board of Directors authorized the Company to file a registration statement on Form S-1 with the U.S. Securities and Exchange Commission to register the offer to exchange Unsecured Notes for, at the holders’ option, either (a) new third lien notes of equivalent face value, with a combination of interest payable in cash and in kind, and new warrants to purchase up to 27.5% of the Company’s common stock or (b) a limited amount of cash at a price below par plus accrued and unpaid interest and a 1.5% early tender cash payment, if applicable. The registration statement also registers the offer of new third lien notes and warrants to holders of Unsecured Notes who tender their Unsecured Notes in the exchange offer and meet certain other conditions.

(24) Subsequent Events

Our Credit Agreement financial statement covenant requires an audit opinion without a “going concern” explanatory note or any similar qualification or exception and without any qualification or exception as to the scope of such audit. In anticipation of a potential covenant breach, resulting from an audit opinion including a “going concern” explanatory note, in December 2013 Alion and its Credit Agreement lenders agreed to waive this covenant. The Company paid no fee for this waiver.

Also in December 2013, the Company sold approximately $934 thousand worth of its common stock to the ESOP Trust. The Company offered and sold the securities to the ESOP Trust pursuant to an exemption from registration under Section 4(2) of the Securities Act of 1933, as amended.